Average Annual Total Returns - SelectPortfoliosGroup4-FinancialsSector-ComboPRO - SelectPortfoliosGroup4-FinancialsSector-ComboPRO - Select Financials Portfolio	Apr. 29, 2025
Select Financials Portfolio | Return Before Taxes
Average Annual Return:
Past 1 year	32.80%
Past 5 years	13.43%
Past 10 years	11.33%
Select Financials Portfolio | After Taxes on Distributions
Average Annual Return:
Past 1 year	30.72%
Past 5 years	11.74%
Past 10 years	9.87%
Select Financials Portfolio | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	20.44%
Past 5 years	10.29%
Past 10 years	8.89%
SP001
Average Annual Return:
Past 1 year	25.02%
Past 5 years	14.53%
Past 10 years	13.10%
IXZ92
Average Annual Return:
Past 1 year	30.21%
Past 5 years	11.96%
Past 10 years	11.40%